NATIXIS FUNDS TRUST I

March 3, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust I

(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectuses and Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 82 that was filed electronically on February 25, 2010.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

Very truly yours,

/s/  John Delprete

John DelPrete

Assistant Secretary